Parent And Guarantor Consolidating Financial Statements (Schedule Of Condensed Consolidating Balance Sheet) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	$ 2,148	$ 1,348
Interest-bearing Deposits in Banks and Other Financial Institutions	4,232	4,228
Total cash and cash equivalents	6,380	5,576	$ 5,531	$ 7,513
Investment securities	17,157	16,137
Loans held-for-sale, net	105	2,003
Finance receivables and loans, net	111,600	99,948
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	0	0
Allowance for loan losses	(1,054)	(977)	(1,208)
Total finance receivables and loans, net	110,546	98,971
Investment in operating leases, net	16,271	19,510
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	0	0
Investment in bank subsidiaries	0	0
Investment in nonbank subsidiaries	0	0
Premiums receivable and other insurance assets	1,801	1,695
Other Assets	6,321	7,105
Assets of operations held-for-sale	0	634
Total assets	158,581	151,631	150,908
Noninterest-bearing deposit liabilities	89	64
Interest-bearing deposit liabilities	66,389	58,139
Total deposit liabilities	66,478	58,203
Short-term borrowings	8,101	7,062
Long-term debt	66,234	66,380
Debt Payable To Nonbank Subsidiaries	0	0
Payables to Bank Subsidiaries	0	0
Payables to Nonbank Subsidiaries	0	0
Interest payable	350	477
Unearned insurance premiums and service revenue	2,434	2,375
Accrued expenses and other liabilities	1,545	1,735
Total liabilities	145,142	136,232
Total equity	13,439	15,399	14,208	19,898
Total liabilities and equity	158,581	151,631
Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	1,234	986
Interest-bearing Deposits in Banks and Other Financial Institutions	401	1,300
Total cash and cash equivalents	1,635	2,286	2,930	3,977
Investment securities	0	0
Loans held-for-sale, net	0	3
Finance receivables and loans, net	2,636	4,225
Loans to bank subsidiary	600	625
Loans to nonbank subsidiary	3,277	3,500
Allowance for loan losses	(72)	(102)
Total finance receivables and loans, net	6,441	8,248
Investment in operating leases, net	81	0
Receivables from bank subsidiary	186	219
Receivables from nonbank subsidiary	259	267
Investment in bank subsidiaries	16,496	15,967
Investment in nonbank subsidiaries	10,902	11,559
Premiums receivable and other insurance assets	0	0
Other Assets	4,785	4,757
Assets of operations held-for-sale		634
Total assets	40,785	43,940
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	229	319
Total deposit liabilities	229	319
Short-term borrowings	3,453	3,338
Long-term debt	21,048	21,067
Debt Payable To Nonbank Subsidiaries	1,409	2,385
Payables to Bank Subsidiaries	142	94
Payables to Nonbank Subsidiaries	420	454
Interest payable	258	316
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	387	568
Total liabilities	27,346	28,541
Total equity	13,439	15,399
Total liabilities and equity	40,785	43,940
Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	0	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Total cash and cash equivalents	0	0	37	0
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	0
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	0	0
Allowance for loan losses	0	0
Total finance receivables and loans, net	0	0
Investment in operating leases, net	0	0
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	0	0
Investment in bank subsidiaries	16,496	15,967
Investment in nonbank subsidiaries	11	12
Premiums receivable and other insurance assets	0	0
Other Assets	0	0
Assets of operations held-for-sale		0
Total assets	16,507	15,979
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	0	0
Total deposit liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Debt Payable To Nonbank Subsidiaries	0	0
Payables to Bank Subsidiaries	0	0
Payables to Nonbank Subsidiaries	0	0
Interest payable	0	0
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	82	82
Total liabilities	82	82
Total equity	16,425	15,897
Total liabilities and equity	16,507	15,979
Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	914	362
Interest-bearing Deposits in Banks and Other Financial Institutions	3,831	2,928
Total cash and cash equivalents	5,595	3,905	2,974	4,027
Investment securities	17,157	16,137
Loans held-for-sale, net	105	2,000
Finance receivables and loans, net	108,964	95,723
Loans to bank subsidiary	0	0
Loans to nonbank subsidiary	559	1,770
Allowance for loan losses	(982)	(875)
Total finance receivables and loans, net	108,541	96,618
Investment in operating leases, net	16,190	19,510
Receivables from bank subsidiary	0	0
Receivables from nonbank subsidiary	282	393
Investment in bank subsidiaries	0	0
Investment in nonbank subsidiaries	0	0
Premiums receivable and other insurance assets	1,827	1,717
Other Assets	4,488	4,814
Assets of operations held-for-sale		0
Total assets	154,185	145,094
Noninterest-bearing deposit liabilities	89	64
Interest-bearing deposit liabilities	66,160	57,820
Total deposit liabilities	66,249	57,884
Short-term borrowings	4,648	3,724
Long-term debt	45,186	45,313
Debt Payable To Nonbank Subsidiaries	3,877	4,125
Payables to Bank Subsidiaries	0	0
Payables to Nonbank Subsidiaries	191	354
Interest payable	92	161
Unearned insurance premiums and service revenue	2,434	2,375
Accrued expenses and other liabilities	4,028	3,551
Total liabilities	126,705	117,487
Total equity	27,480	27,607
Total liabilities and equity	154,185	145,094
Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Cash and Due from Banks	0	0
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Total cash and cash equivalents	(850)	(615)	$ (410)	$ (491)
Investment securities	0	0
Loans held-for-sale, net	0	0
Finance receivables and loans, net	0	0
Loans to bank subsidiary	(600)	(625)
Loans to nonbank subsidiary	(3,836)	(5,270)
Allowance for loan losses	0	0
Total finance receivables and loans, net	(4,436)	(5,895)
Investment in operating leases, net	0	0
Receivables from bank subsidiary	(186)	(219)
Receivables from nonbank subsidiary	(541)	(660)
Investment in bank subsidiaries	(32,992)	(31,934)
Investment in nonbank subsidiaries	(10,913)	(11,571)
Premiums receivable and other insurance assets	(26)	(22)
Other Assets	(2,952)	(2,466)
Assets of operations held-for-sale		0
Total assets	(52,896)	(53,382)
Noninterest-bearing deposit liabilities	0	0
Interest-bearing deposit liabilities	0	0
Total deposit liabilities	0	0
Short-term borrowings	0	0
Long-term debt	0	0
Debt Payable To Nonbank Subsidiaries	(5,286)	(6,510)
Payables to Bank Subsidiaries	(142)	(94)
Payables to Nonbank Subsidiaries	(611)	(808)
Interest payable	0	0
Unearned insurance premiums and service revenue	0	0
Accrued expenses and other liabilities	(2,952)	(2,466)
Total liabilities	(8,991)	(9,878)
Total equity	(43,905)	(43,504)
Total liabilities and equity	(52,896)	(53,382)
Fair Value Option Election, Fair Value [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Finance receivables and loans, net	111,600	99,948
Affiliated Entity [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Affiliated Entity [Member] | Parent [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Affiliated Entity [Member] | Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Interest-bearing Deposits in Banks and Other Financial Institutions	0	0
Affiliated Entity [Member] | Non-Guarantor Subsidiaries [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Interest-bearing Deposits in Banks and Other Financial Institutions	850	615
Affiliated Entity [Member] | Consolidation, Eliminations [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Interest-bearing Deposits in Banks and Other Financial Institutions	$ (850)	$ (615)